INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,
	2020	2019

Raw materials	$1,299	$1,264
Finished goods	11,287	9,404

	$12,586	$10,668